EARNINGS PER SHARE CALCULATION (10K) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Numerator for basic and diluted earnings per share
Net income (loss)	$ 136	$ (872)	$ (5,420)	$ (874)	$ 360	$ (200)	$ (567)	$ (261)	$ (61)	$ (2,095)	$ (5,934)	$ (6,806)	$ (1,089)	$ 27,531
Preferred dividends	(334)		(334)		(334)		(334)		(334)	(668)	(668)	(668)	(668)	(668)
Net income (loss) available to common shares	$ (198)	$ (872)	$ (5,754)	$ (874)	$ 26	$ (200)	$ (901)	$ (261)	$ (395)	$ (2,763)	$ (6,602)	$ (7,474)	$ (1,757)	$ 26,863
Denominator for basic earnings per share - Weighted average shares outstanding		37,325,681	36,161,626	35,909,933	35,848,395	35,761,370	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	34,667,769
Effect of dilutive potential common shares														341,790
Denominator for diluted earnings per share - Adjusted weighted average shares outstanding		37,325,681	36,161,626	35,909,933	36,487,879	36,206,934	35,747,979	35,716,848	35,651,732			36,309,047	35,719,211	35,009,559
Basic earnings (loss) per share		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77	$ 0.78
Diluted earnings (loss) per share		$ (0.02)	$ (0.16)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.01)			$ (0.21)	$ (0.05)	$ 0.77